Annual Total Returns[BarChart] - Telecommunications UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.08%	25.77%	18.32%	0.46%	1.98%	33.43%	(4.32%)	(23.95%)	20.50%	0.05%